2 Significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SignificantAccountingPoliciesLineItems [Line Items]
Tax rate	34.00%	34.00%	34.00%
Lease term	1 year	1 year
Teaching activities [member] | Program of social integration ("pis") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Tax rate	0.65%
Teaching activities [member] | Contribution for the financing of social security ("COFINS") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Tax rate	3.00%
Non-teaching activities [member] | Program of social integration ("pis") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Tax rate	1.65%
Non-teaching activities [member] | Contribution for the financing of social security ("COFINS") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Tax rate	7.60%